Short-term debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Short-term debt [Abstract]
Short-term debt
6.  Short Term Debt

On October 10, 2011, the Company issued to SAGA a promissory note in the principal amount of $1,712 due October 10, 2012 bearing interest of 8% per annum as part of a settlement agreement entered by the Company and SAGA on April 6, 2011 for a litigation case that was filed by SAGA against the Company on an alleged loan and for alleged breach of contract in connection with the formation of a joint venture (see Note 3).

The $1,712 principal amount is included in Short Term Debt and the accrued interest is included in Accrued Liabilities on the Company's consolidated balance sheets at March 31, 2012 and December 31, 2011.  Interest expense related to the promissory note for the quarter ended March 31, 2012 was $34.

On January 17, 2012, February 27, 2012 and March 28, 2012, the Company issued an 8% unsecured, bridge promissory note to Visser due upon demand in the amount of $200, $200 and $350, respectively.  The promissory notes totaling $750 remain outstanding as of March 31, 2012 and is included in Short Term Debt (see Note 14).  Interest expense on the promissory notes was $5 for the three months ended March 31, 2012.

10. Short-term debt

Unsecured Promissory Notes

On October 10, 2011, the Company issued to SAGA a promissory note in the principal amount of $1,712 due October 10, 2012 bearing interest of 8% per annum ("Promissory Note") as part of a settlement agreement entered by the Company and SAGA on April 6, 2011 ("Settlement Agreement") for a litigation case that was filed by SAGA against the Company on an alleged loan and for alleged breach of contract in connection with the formation of a joint venture (see Note 12).

The Settlement Agreement included a payment to SAGA of $2,800 in the form of 4,496,429 restricted shares ("Shares") of the Company's common stock.  An additional provision of the Settlement Agreement was the obligation of the Company to issue a promissory note to compensate for a decrease in the market price of the Company's common stock over a six month period from the Settlement Agreement.  As such, the Company issued the Promissory Note to SAGA to account for the decrease in the market price of the Company's common stock.

All of the principal and accrued interest is due on the Maturity Date and is included in short-term debt on the Company's consolidated balance sheet at December 31, 2011.  Interest expense related to the Promissory Note for the year ended December 31, 2011 was $30.